PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property And Equipment, Gross Carrying Amount, Gross Carrying Amount	$ 418,706
Property And Equipment, Accumulated Depreciation	(23,353)
Property And Equipment, Net Carrying Amount	395,353	$ 0
Office Equipment [Member]
Property And Equipment, Gross Carrying Amount, Gross Carrying Amount	150,915
Property And Equipment, Accumulated Depreciation	(23,353)
Property And Equipment, Net Carrying Amount	$ 127,562
Property And Equipment, Weighted Average Useful Lives	3 years
Leasehold Improvement [Member]
Property And Equipment, Gross Carrying Amount, Gross Carrying Amount	$ 267,791
Property And Equipment, Accumulated Depreciation	0
Property And Equipment, Net Carrying Amount	$ 267,791
Property And Equipment, Weighted Average Useful Lives	5 years